MA Specialty Credit Income Fund

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Description	Interest	Maturity Date	Shares/ Principal	Cost	Value

Collateralized Loan Obligations (6.93%)
ABPCI Direct 2024-17(a)(b)	12.30% (3-Month SOFR +8.00%)	8/1/2036	$1,500,000	$1,498,125	$1,539,679
BCRED CLO 2025-1(a)(b)	5.68% (3-Month SOFR +1.38%)	4/20/2037	1,850,000	1,848,150	1,851,850
HPS Private Credit CLO 2025-3(a)(b)	11.71% (3-Month SOFR +7.45%)	7/20/2037	2,000,000	2,035,314	2,025,187
JCP Direct Lending CLO 2023-1(a)(b)	7.83% (3-Month SOFR + 3.50%)	7/20/2037	1,227,500	1,229,021	1,226,011
MCF CLO VIII(a)(b)	12.33% (3-Month SOFR + 8.00%)	4/18/2036	2,500,000	2,562,116	2,548,750
Total Collateralized Loan Obligations (Cost $9,172,726) (6.93%)				9,172,726	9,191,477

Private Investment Vehicles (15.16%)
MSM SLPP ONSHORE LP(c)(d)			20,000,000	20,000,000	20,124,600
Private Investment Vehicles (Cost $20,000,000) (15.16%)				20,000,000	20,124,600

Private Loans (68.24%)
ABL REVOLVER IHC(a)(e)	13.63% (1-Month SOFR + 9.50%)	6/30/2027	2,240,805	2,240,805	2,270,267
ABL REVOLVER RF(a)(e)(f)	13.38% (1-Month SOFR + 9.25%)	4/15/2026	9,477,606	9,477,606	9,623,827
ABL TERM PCG(e)(f)	12.00%	6/28/2027	2,044,220	2,044,220	2,048,077
ABL TERM GP(a)(e)	11.18% (Daily SOFR + 7.00%)	9/27/2028	25,000,000	25,000,000	25,219,575
ABL TERM VI(e)	13.50%	11/20/2027	15,000,000	15,000,000	15,109,005
ABL TERM HFD(e)	15.00%	4/30/2027	30,000,000	30,000,000	30,011,760
BE OLD I LLC ELC(d)(e)(f)(g)	11.00%	9/30/2028	7,870,537	6,943,463	5,608,146
BE OLD I LLC 2ALC(d)(e)(f)(g)	12.00%	2/29/2028	838,784	829,144	671,504
Private Loans (Cost $91,535,238) (68.24%)				91,535,238	90,562,161

Private Real Estate Debt (3.13%)
XCAL 2023-MSN10 B1(a)(b)(e)(f)	10.79% (1-Month SOFR + 6.50%)	11/15/2025	1,323,087	1,323,087	1,319,779
XCAL 2023-MSN10 B2(a)(b)(e)(f)	20.91% (1-Month SOFR + 16.58%)	11/15/2025	541,667	541,667	216,667
XCF 2024-OSL A(a)(b)(e)(f)	8.28% (1-Month SOFR + 4.00%)	2/15/2026	2,000,000	2,000,000	2,061,874
XCF 2024-OSL B2(a)(b)(e)(f)	28.96% (1-Month SOFR + 24.21%)	2/15/2026	550,000	550,000	566,384
Private Real Estate Debt (Cost $4,414,754) (3.13%)				4,414,754	4,164,704

Short-Term Investments
Money Market Fund (4.86%)
Fidelity Investments Money Market Treasury Portfolio - Class I	4.01%(h)		6,447,127	6,447,127	6,447,127
Total Short-Term Investments (Cost $6,447,127) (4.86%)				6,447,127	6,447,127

Total Investments (Cost $131,569,845) (98.32%)				$131,569,845	$130,490,069
Assets in excess of other liabilities (1.68%)					2,220,265
Net Assets - 100.00%					$132,710,334

[a]	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of September 30, 2025.
[b]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security is restricted to resale to qualified buyers.
[c]	Valued using net asset value per share (or its equivalent) as a practical expedient.
[d]	Security restricted as to resale.
[e]	Fair valued using significant unobservable inputs. The total of all such investments represents 71.36% of net assets.
[f]	Investment was acquired in-kind from private funds managed by the Adviser between May 28, 2024 and June 30, 2024 in exchange for cash and shares.
[g]	This investment is made through the majority owned subsidiary BE OLD I, LLC.
[h]	The rate is the annualized seven-day yield at period end.

Additional information on restricted securities is as follows:

Investment	Initial Acquisition Date	Cost

ABPCI Direct 2024-17	4/11/2025	$1,498,125
BCRED CLO 2025-1	8/1/2025	1,848,150
BE OLD I LLC ELC	6/1/2024	6,943,463
BE OLD I LLC 2ALC	6/1/2024	829,144
HPS Private Credit CLO 2025-3	8/13/2025	2,035,314
JCP Direct Lending CLO 2023-1	8/1/2025	1,229,021
MCF CLO VIII	8/13/2025	2,562,116
MSM SLPP ONSHORE LP	4/18/2025	20,000,000
XCAL 2023-MSN10 B1	6/1/2024	1,323,087
XCAL 2023-MSN10 B2	6/1/2024	541,667
XCF 2024-OSL A	6/10/2024	2,000,000
XCF 2024-OSL B2	6/10/2024	550,000